Other Income	12 Months Ended
Dec. 31, 2018
Other Income, Nonoperating [Abstract]
Other income
Other income

In millions	Year ended December 31,	2018	2017	2016
Gain on disposal of property		$338	$—	$76
Gain on disposal of land		27	22	17
Other (1)		11	(10)	2
Total other income		$376	$12	$95

(1)
Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 18 – Financial instruments for additional information.

Disposal of property
2018
Guelph
On November 15, 2018, the Company recorded a gain of $79 million ($70 million after-tax) in Other income upon transfer of control of a segment of the Guelph subdivision located between Georgetown and Kitchener, Ontario, together with the rail fixtures and certain passenger agreements (the “Guelph”). The gain recognized in 2018 was previously deferred from a 2014 transaction at which time the Company did not transfer control.

Doney and St-Francois Spurs
On September 5, 2018, the Company completed the sale of property located in Montreal, Quebec (the “Doney and St-Francois Spurs”) for cash proceeds of $40 million. The transaction resulted in a gain of $36 million ($32 million after-tax) that was recorded in Other income on that date.

Central Station Railway Lease
On April 9, 2018, the Company completed the transfer of its capital lease in the passenger rail facilities in Montreal, Quebec, together with its interests in related railway operating agreements (the “Central Station Railway Lease”), for cash proceeds of $115 million. The transaction resulted in a gain of $184 million ($156 million after-tax) that was recorded in Other income on that date. The gain includes the difference between the net book value of the asset and the cash proceeds, the extinguishment of the capital lease obligation, and the recognition of a gain previously deferred from a sale-leaseback transaction.

Calgary Industrial Lead
On April 6, 2018, the Company completed the sale of land located in Calgary, Alberta, excluding the rail fixtures (the “Calgary Industrial Lead”), for cash proceeds of $39 million. The transaction resulted in a gain of $39 million ($34 million after-tax) that was recorded in Other income on that date.

2016
Viaduc du Sud
On December 1, 2016, the Company completed the sale of track leading into Montreal's Central Station, together with the rail fixtures (collectively the "Viaduc du Sud"), for cash proceeds of $85 million before transaction costs. The transaction resulted in a gain on disposal of $76 million ($66 million after-tax) that was recorded in Other income on that date.